     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999
                                                        REGISTRATION NO. 33-5609
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        /X/

                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                        POST-EFFECTIVE AMENDMENT NO. 20                      /X/

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 22

                            ------------------------

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                           (Exact Name of Registrant)

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                320 PARK AVENUE
                            NEW YORK, NEW YORK 10022
     (Address of Depositor's Principal Executive Office Including Zip Code)

               Depositor's Telephone Number, Including Area Code:
                                 (212) 224-1600

                             PATRICK A. BURNS, ESQ.
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                320 PARK AVENUE
                            NEW YORK, NEW YORK 10022
                    (Name and Address of Agent for Service)
                            ------------------------

                                    COPY TO:
                           STANLEY M. LENKOWICZ, ESQ.
                    Mutual of America Life Insurance Company
                                320 Park Avenue
                            New York, New York 10022
                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
                            ------------------------

It is proposed that this filing will become effective (check appropriate space)

   / /     immediately upon filing pursuant to paragraph (b) of Rule 485
   / /     on (date) pursuant to paragraph (b) of Rule 485
   /X/     60 days after filing pursuant to paragraph (a) of Rule 485
   / /     on (date) pursuant to paragraph (a) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS
--------------------------------------------------------------------------------

                    VARIABLE ACCUMULATION ANNUITY CONTRACTS
                             FOR SECTION 457 PLANS

                                   Issued By
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                   320 Park Avenue, New York, New York 10022

                                  Through its
                             SEPARATE ACCOUNT NO. 2
   -------------------------------------------------------------------------

THE CONTRACTS--We offer group variable accumulation annuity contracts (CONTRACTS) to fund deferred compensation plans that meet the requirements of
Section 457(b) of the Internal Revenue Code (PLANS).

A PARTICIPANT or YOU means an employee who is participating in an employer's Plan. Your Deferred Compensation Amounts are:

   - amounts the Contractholder (or your employer) contributes on your behalf from salary that you have elected to defer, within the limits of Section 457 and the Plan, and

   - if a Plan permits, amounts your employer contributes on your behalf that are in addition to the salary you have deferred.

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Balance for retirement benefits at a future date, in the manner your Plan permits.

INVESTMENT ALTERNATIVES FOR YOUR ACCOUNT BALANCE--You may allocate your Account Balance to any of the Funds of Mutual of America Separate Account No. 2 or to our General Account. You may transfer all or any part of your Account Balance among the available Investment Alternatives at any time, without charge. The Separate Account Funds currently invest in these funds or portfolios of mutual funds (the UNDERLYING FUNDS), which will have varying investment returns and performance:

   - MUTUAL OF AMERICA INVESTMENT CORPORATION: Equity Index Fund, All America Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Composite Fund, Bond Fund, Mid-Term Bond Fund, Short-Term Bond Fund and Money Market Fund;

   - SCUDDER VARIABLE LIFE INVESTMENT FUND: Capital Growth Portfolio, Bond Portfolio and International Portfolio;

   -   VARIABLE INSURANCE PRODUCTS FUNDS OF FIDELITY
       INVESTMENTS-REGISTERED TRADEMARK-: Equity-Income Portfolio of the Variable Insurance Products Fund, and Contrafund Portfolio and Asset Manager Portfolio of the Variable Insurance Products Fund II;

   -   CALVERT SOCIAL BALANCED PORTFOLIO of Calvert Variable Series, Inc.;
       and

   - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND, of American Century Investment Management, Inc.

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY SEPARATE ACCOUNT FUND. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Separate Account Fund.

We pay a fixed rate of interest on your Account Balance in our General Account, and we change the rate from time to time. This Prospectus describes the Separate Account Fund Investment Alternatives, but there is a brief description of the General Account under "Our General Account".

STATEMENT OF ADDITIONAL INFORMATION--You may obtain at no charge a Statement of Additional Information (an SAI), dated May 1, 1999, about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-212-224-1600. We have filed the SAI with the Securities and Exchange Commission and incorporate it by reference into this Prospectus. The table of contents for the SAI is at the end of this Prospectus for your review.

PROSPECTUSES--You should read this Prospectus before you purchase a Contract or elect to become a Participant, and you should keep it for future reference. This Prospectus is not valid unless the prospectuses of the Underlying Funds, which you also should read, are attached to it.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

DATED: MAY 1, 1999

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                              Page
                                                                         ---------
TABLE OF ANNUAL EXPENSES...............................................          1
SUMMARY OF INFORMATION IN THIS PROSPECTUS..............................          3
ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT.......................          6
UNDERLYING FUNDS INVESTED IN BY OUR SEPARATE ACCOUNT...................          7
CHARGES YOU WILL PAY...................................................         11
    Administrative Charges.............................................         11
    Distribution Expense Charge........................................         11
    Mortality and Expense Risk Charges.................................         11
    Expenses of the Underlying Funds...................................         12
PURCHASE OF A CONTRACT AND DEFERRED COMPENSATION AMOUNTS...............         12
    Purchase of a Contract; Participation..............................         12
    Payment of Deferred Compensation Amounts...........................         12
    Limits on Deferred Compensation Amounts............................         13
    Allocation of Deferred Compensation Amounts........................         13
YOUR ACCOUNT BALANCE IN THE SEPARATE ACCOUNT FUNDS.....................         14
OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY.................         15
    Your Right to Transfer Among Investment Alternatives...............         15
    Your Right to Make Withdrawals.....................................         15
    When You Must Take Minimum Distributions...........................         16
    How to Tell Us an Amount to Transfer or Withdraw...................         16
    Death Benefit Prior to Annuity Commencement Date...................         16
    Discontinuance of a Contract.......................................         17
    When We May Postpone Payments......................................         18
ACCOUNT BALANCE APPLIED FOR ANNUITY PAYMENTS...........................         18
    Amount of Annuity Payments; Annuity Commencement Date..............         18
    Contractholder and Participant Payment Relationship................         18
    Available Forms of Annuity.........................................         18
    Death Benefit After Annuity Commencement Date......................         19
OUR GENERAL ACCOUNT....................................................         19
HOW TO CONTACT US AND GIVE US INSTRUCTIONS.............................         20
ADMINISTRATIVE MATTERS.................................................         21
    Year 2000 Compliance...............................................         21
    Confirmation Statements to Participants............................         21
    Designation of Beneficiary.........................................         21
    Certain Administrative Provisions..................................         22
    Participation in Divisible Surplus.................................         22
FEDERAL TAX INFORMATION FOR PARTICIPANTS...............................         23
YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS................         24
PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS.................         24
FUNDING AND OTHER CHANGES WE MAY MAKE..................................         25
DEFINITIONS WE USE IN THIS PROSPECTUS..................................         26
OUR STATEMENT OF ADDITIONAL INFORMATION................................         28
APPENDIX A: UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS......         29

THIS PROSPECTUS DOES NOT OFFER THE CONTRACTS IN ANY JURISDICTION WHERE WE MAY NOT LAWFULLY OFFER THEM FOR SALE. WE HAVE NOT AUTHORIZED ANY SALESPERSON OR OTHER PERSON TO GIVE INFORMATION OR MAKE REPRESENTATIONS ABOUT THE CONTRACTS OTHER THAN AS IN THIS PROSPECTUS. IF YOU RECEIVE UNAUTHORIZED INFORMATION OR REPRESENTATIONS, YOU MUST NOT RELY ON THEM IN MAKING YOUR PURCHASE DECISION.

                            TABLE OF ANNUAL EXPENSES
--------------------------------------------------------------------------------

    The first part of the table below shows the expenses of the Separate Account Funds during 1998 and the second part shows the expenses of the Underlying Funds during 1998, except that we have estimated the expenses of the Mid-Cap Equity Index Fund because it began operations on May 1, 1999.

                                                              INVESTMENT COMPANY
                                              --------------------------------------------------
                                                               ALL
                                                            AMERICA,
                                                           COMPOSITE,     MID-CAP                        FIDELITY
                                                           BOND, MID-     EQUITY                  ----------------------
                                                           TERM BOND,    INDEX AND                   VIP
                                                 MONEY     AND SHORT-     EQUITY     AGGRESSIVE    EQUITY-     VIP II
                                                MARKET      TERM BOND      INDEX       EQUITY      INCOME    CONTRAFUND
                                              -----------  -----------  -----------  -----------  ---------  -----------
PARTICIPANT TRANSACTION EXPENSES
  Sales Load or Deferred Sales Load.........        None         None         None         None        None        None
  Exchange Fee or Surrender Fee.............        None         None         None         None        None        None
ANNUAL CONTRACT FEE(1)......................   $      24    $      24    $      24    $      24   $      24   $      24
                                              -----------  -----------  -----------  -----------  ---------  -----------
                                              -----------  -----------  -----------  -----------  ---------  -----------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)
  Mortality and Expense Risk Fees...........        .50%         .50%         .50%         .50%        .50%        .50%
                                              -----------  -----------  -----------  -----------  ---------  -----------
  Account Fees and Expenses
    Administrative Charges (after
      reimbursement)(2).....................        .40%         .40%         .40%         .40%        .30%        .30%
    Distribution Expense Charge.............         .35          .35          .35          .35         .35         .35
                                              -----------  -----------  -----------  -----------  ---------  -----------
    TOTAL ACCOUNT FEES AND EXPENSES.........         .75          .75          .75          .75         .65         .65
                                              -----------  -----------  -----------  -----------  ---------  -----------
  Total Separate Account Expenses...........       1.25%        1.25%        1.25%        1.25%       1.15%       1.15%
                                              -----------  -----------  -----------  -----------  ---------  -----------
                                              -----------  -----------  -----------  -----------  ---------  -----------
UNDERLYING FUND ANNUAL EXPENSES
  (as a percentage of average net assets)(3)
  Management Fees...........................        .25%         .50%        .125%         .85%        .49%        .59%
  Other Expenses (after reimbursement)(3)...        None         None         None         None         .09         .11
                                              -----------  -----------  -----------  -----------  ---------  -----------
  TOTAL UNDERLYING FUND EXPENSES............        .25%         .50%        .125%         .85%        .58%(4)       .70%(4)
                                              -----------  -----------  -----------  -----------  ---------  -----------
                                              -----------  -----------  -----------  -----------  ---------  -----------


                                                                         SCUDDER                  AMERICAN
                                                VIP II     -----------------------------------   CENTURY VP     CALVERT
                                                 ASSET      CAPITAL                               CAPITAL       SOCIAL
                                                MANAGER     GROWTH      BOND     INTERNATIONAL  APPRECIATION   BALANCED
                                              -----------  ---------  ---------  -------------  ------------  -----------
PARTICIPANT TRANSACTION EXPENSES
  Sales Load or Deferred Sales Load.........        None        None       None         None           None         None
  Exchange Fee or Surrender Fee.............        None        None       None         None           None         None
ANNUAL CONTRACT FEE(1)......................   $      24   $      24  $      24    $      24     $       24    $      24
                                              -----------  ---------  ---------       ------         ------   -----------
                                              -----------  ---------  ---------       ------         ------   -----------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)
  Mortality and Expense Risk Fees...........        .50%        .50%       .50%          .50%          .50%         .50%
                                              -----------  ---------  ---------        ------        ------   -----------
  Account Fees and Expenses
    Administrative Charges (after
      reimbursement)(2).....................        .30%        .40%       .40%          .40%          .20%         .40%
    Distribution Expense Charge.............         .35         .35        .35           .35           .35          .35
                                              -----------  ---------  ---------        ------        ------   -----------
    TOTAL ACCOUNT FEES AND EXPENSES.........         .65         .75        .75           .75           .55          .75
                                              -----------  ---------  ---------        ------        ------   -----------
  Total Separate Account Expenses...........       1.15%       1.25%      1.25%         1.25%         1.05%        1.25%
                                              -----------  ---------  ---------        ------        ------   -----------
                                              -----------  ---------  ---------        ------        ------   -----------
UNDERLYING FUND ANNUAL EXPENSES
  (as a percentage of average net assets)(3)
  Management Fees...........................        .54%        .47%       .48%          .83%         1.00%         .69%
  Other Expenses (after reimbursement)(3)...        .10%         .04        .14           .17          None          .12
                                              -----------  ---------  ---------        ------        ------   -----------
  TOTAL UNDERLYING FUND EXPENSES............        .64% (4)      .51%      .62%        1.00%         1.00%          81% (5)
                                              -----------  ---------  ---------        ------        ------   -----------
                                              -----------  ---------  ---------        ------        ------   -----------

--------------------------
    (1) You pay a monthly amount of $2.00, or 1/12 of 1% of your Account Balance for the month if that amount would be less than $2.00. The above table reflects for each Separate Account Fund the full monthly charge, as though you had allocated your Account Balance only to that Fund. We will waive the $2.00 charge for any month when your Plan has at least 500 Participants or $5 million in Plan assets. In addition, an employer may elect to pay your monthly charges, in which case we do not deduct the monthly Participant charge. See "Charges You Will Pay--Administrative Charges".

    (2) The investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to .20% for administrative expenses, and the transfer agent and distributor for the Fidelity Portfolios reimburse us at an annual rate of .10%, for certain services we provide. The administrative expense for the corresponding Separate Account Funds would be .40% if the reimbursement arrangements ended.

    (3) The investment adviser for the Investment Company voluntarily limits the expenses of each Investment Company Fund to its investment advisory fee. The investment adviser for the American Century VP Capital Appreciation Fund pays the expenses of that Fund other than the investment advisory fee. The prospectus of the Underlying Funds, attached to this Prospectus, more fully describe the Funds' management fees and other expenses.

    (4) A portion of the brokerage commissions that these Portfolios pay was used to reduce their expenses. In addition, the Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances reduces custodian and transfer agent expenses. Including these reductions, total operating expenses for the VIP Equity-Income Portfolio and the VIP II Contrafund and Asset Manager Portfolios for 1998 would have been .57%, .66% and .63%, respectively.

    (5)  Total Expenses are based on expenses for fiscal year 1998 and have been restated to reflect an increase in transfer agency expenses of
             % expected to be incurred in 1999. Management fees may be
         adjusted based on performance by the Portfolio's advisers, which could cause the fee to be as high as .85% or as low as .55%, depending on performance. The Portfolio indirectly pays expenses of
             %, and the Portfolio's total operating expenses for 1998 would have been . % with reductions to reflect fees paid indirectly.

EXAMPLES
--------------------------------------------------------------------------------

The examples below show the expenses that you would pay, assuming a $1,000 investment and a 5% annual rate of return on assets. We do not impose a surrender charge when you make a withdrawal of Account Balance. As a result, the expenses would be the same whether or not you surrender the Account Balance at the end of the applicable time period.

                                                                                1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                                                               ---------  ---------  ---------  ---------
EXAMPLE FOR INVESTMENT COMPANY EQUITY INDEX AND MID-CAP EQUITY INDEX FUNDS
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR INVESTMENT COMPANY ALL AMERICA, BOND, SHORT-TERM BOND, MID-TERM
  BOND AND COMPOSITE FUNDS
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR INVESTMENT COMPANY AGGRESSIVE EQUITY FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR INVESTMENT COMPANY MONEY MARKET FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR SCUDDER CAPITAL GROWTH FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR SCUDDER BOND FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR SCUDDER INTERNATIONAL FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR FIDELITY VIP EQUITY-INCOME FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR FIDELITY VIP II CONTRAFUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR FIDELITY VIP II ASSET MANAGER FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR CALVERT SOCIAL BALANCED FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:
EXAMPLE FOR AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:

These examples are to assist you in understanding the various costs and expenses that you will pay, directly or indirectly, under a Contract. The examples reflect the expenses of the Separate Account, as well as those of the Underlying Funds, as they were for the year ended December 31, 1998, except that the expenses of the Mid-Cap Equity Index Fund are estimated because the Fund began operations on May 1, 1999.

ACTUAL EXPENSES FOR PERIODS AFTER 1998 MAY BE GREATER OR LESS THAN THE EXPENSES ON WHICH WE BASED THE EXAMPLES. We assumed a 5% annual rate of return in the examples for illustration purposes. The 5% rate is not an estimate or guarantee of the Separate Account Funds' future investment performance. Each example also
assumed an annual contract fee of $     per $1,000 of value in the Separate
Account Fund, based on an average Account Balance of $     .

ACCUMULATION UNIT VALUES FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

For information about the Accumulation Unit values of each of the Separate Account Funds over a period of time (other than for the Mid-Cap Equity Index Fund, which commenced operations on May 1, 1999), you should see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Separate Account Funds.

                   SUMMARY OF INFORMATION IN THIS PROSPECTUS
--------------------------------------------------------------------------------

The discussion below is a summary of information in the Prospectus. The references in the Summary direct you to particular sections in the Prospectus where you will find more detailed explanations.

CONTRACT OFFERED
--------------------------------------------------------------------------------

We offer group annuity accumulation contracts for use with eligible deferred compensation plans that employers have adopted pursuant to Section 457 of the Code. Only States and state governmental entities (GOVERNMENTAL UNITS), organizations exempt from taxation under the Code, and trustees of Plans adopted by Governmental units or tax-exempt organizations qualify to be Contractholders. We issue a Contract to a Contractholder, which owns the Contract.

An employee's participation in the Contractholder's deferred compensation plan is usually voluntary.

Amounts that you and other Participants accumulate under a Contract, as well as other assets of the Plan, belong to the Contractholder. The general rule is that assets under a Contract are subject to the claims of the Contractholder's creditors. Plans of Governmental units, however, must provide that all assets will be held for the exclusive benefit of Participants in a trust or in a custodial account or group annuity contract that are treated as trusts under
Section 457 of the Code. This requirement does not apply to a Plan maintained by an organization exempt from taxation under the Code that is not a Governmental unit.

You may obtain Federal income tax benefits provided under Section 457 of the Code for your Deferred Compensation Amounts. Section 457 permits you to defer the recognition of income if certain requirements are met. REFER TO "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

You may defer compensation in whatever amounts and at whatever frequency you desire, subject to limitations under the Code and your Plan. If your Plan permits, your employer also may send us Deferred Compensation Amounts for you that are in addition to the salary you have deferred. The minimum remittance that a Contractholder may send to us is $10. REFER TO "PURCHASE OF A CONTRACT AND DEFERRED COMPENSATION AMOUNTS".

A Plan may provide that you must pay certain Plan expenses, such as accounting, legal or consulting fees or expenses of a Deferred Compensation committee or administrative board. The Contractholders may deduct those expenses before sending Deferred Compensation Amounts are sent to us.

The Contracts permit a Contractholder to send Deferred Compensation Amounts to us from time to time. A Plan, the Code or State or local law may require a Contractholder to send the Amounts within a certain time period.

INVESTMENT ALTERNATIVES FOR YOUR ACCOUNT BALANCE
--------------------------------------------------------------------------------

You may allocate your Account Balance among the General Account and one or more of the Separate Account Funds (unless your Plan restricts use of any Investment Alternative). You also may change your allocation instructions at any time for future Deferred Compensation Amounts, and you may transfer all or part of your Account Balance among the available Investment Alternatives at any time.

THE GENERAL ACCOUNT. We pay interest on the portion of your Account Balance you allocate to our General Account, at an effective annual rate of at least 3%. In our discretion, we change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account. This Prospectus serves as a disclosure document for the Separate Account Investment Alternatives under the Contracts. You may refer to "Our General Account" for a brief description of the General Account.

THE SEPARATE ACCOUNT. The Separate Account has Funds, or sub-accounts. The name of each Fund corresponds to the name of its Underlying Fund. When you allocate Deferred Compensation Amounts or transfer Account Balance to a Separate Account Fund, the Fund purchases shares in its Underlying Fund.

A Separate Account Fund is called a "variable option", because you have the investment risk that your Account Balance in the Fund will increase or decrease based on the investment performance of the Underlying Fund. The Mid-Cap Equity Index Fund may not be available to Participants in all States, due to state insurance law regulatory filings that have not yet been completed.

UNDERLYING FUNDS INVESTED IN BY THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account Funds currently invest in seventeen Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to "Underlying Funds Invested in by Our Separate Account" for more information about the Underlying Funds' investment objectives, and to the prospectuses of the Underlying Funds that are attached to this Prospectus. The MidCap Equity Index Fund will be available to you when your State's insurance department approves it.

CHARGES UNDER THE CONTRACTS
--------------------------------------------------------------------------------

We deduct several charges from the net assets of each Separate Account Fund. REFER TO "CHARGES YOU WILL PAY". The charges include:

   - an administrative expense charge at an annual rate of 0.40% (except that currently the annual rate for the American Century VP Capital Appreciation Fund is 0.20% and the annual rate for the Funds that invest in the Fidelity Portfolios is 0.30%);

   - a charge at an annual rate of 0.35% for expenses related to the distribution of the Contracts; and

   - a charge at an annual rate of 0.50% for assuming certain mortality and expense risks under the Contracts.

We also deduct from your Account Balance a monthly administrative expense charge. The charge is $2.00 if you have an Account Balance of $2,400 or more during the month, or 1/12 of 1% of the Account Balance (which will be less than $2.00) if your Account Balance is less than $2,400 in any month. We will waive the $2.00 monthly charge if your Plan has 500 or more Participants or at least $5 million in Plan assets during the month. REFER TO "CHARGES YOU WILL PAY--ADMINISTRATIVE CHARGES".

RESERVATION OF RIGHTS. We reserve the right to increase or decrease the administrative expense charge, the monthly administrative charge and the expense risk charge within the limits imposed under the Contracts, and the right to deduct from Deferred Compensation Amounts any applicable State premium taxes. State insurance provisions or federal securities laws may limit the amount of any additional charges that we may impose.

EXPENSES OF THE UNDERLYING FUNDS. A Separate Account Fund's value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Separate Account Funds. You should refer to the attached prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.

TRANSFERS AND WITHDRAWALS OF ACCOUNT BALANCE
--------------------------------------------------------------------------------

During the Accumulation Period, you may transfer all or a portion of your Account Balance from the Separate Account to the General Account, or from the General Account to the Separate Account, or among the Funds of the Separate Account. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--YOUR RIGHT TO TRANSFER AMONG INVESTMENT ALTERNATIVES".

Unless your Plan has different provisions, you may withdraw all or any portion of your Account Balance when

   - your employment with the Contractholder (or sponsoring employer) ends and you are no longer participating under the Plan,

   -   you reach age 70 1/2, or

   - you suffer an unforeseen emergency, as defined in the Code and its regulations.

If you make partial withdrawals, you usually may tell us a fixed amount to withdraw each month or a fixed time period in which we are to pay you your Account Balance. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--YOUR RIGHT TO MAKE WITHDRAWALS".

You usually will have taxable income upon any withdrawal of your Account Balance, payable at ordinary income tax rates on the amount withdrawn. In addition, we may be required to withhold Federal income taxes or other Federal or State taxes from the amount you withdraw.

If you reach age 70 1/2 or in certain other circumstances, the Code imposes minimum distribution requirements for Plans and the Contracts. If you are age 70 1/2 and still employed with the Plan sponsor, you may postpone the minimum distribution requirements until after you terminate employment. If you are subject to minimum distribution requirements, you may be required to make withdrawals of Account Balance, or you may choose to begin receiving Annuity Payments (if your Plan permits) to meet the requirements. REFER TO "WHEN YOU MUST TAKE MINIMUM DISTRIBUTIONS".

We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you. You may make withdrawals only during the Accumulation Period. We currently do not assess a charge when you transfer or withdraw Account Balance, but we reserve the right to impose a charge in the future for transfers or withdrawals.

HOW TO MAKE ALLOCATION CHANGES, TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------

IN WRITING. You may give instructions in writing on our forms to change the allocations among Investment Alternatives for future Deferred Compensation Amounts, to transfer your Account Balance among Investment Alternatives or to make withdrawals of Account Balance. REFER TO "HOW TO CONTACT US AND GIVE US INSTRUCTIONS".

BY TELEPHONE. Using the Personal Identification Number (PIN) we have assigned, you may call us at 1-800-468-3785 to change allocation instructions for future Deferred Compensation Amounts and to transfer among Investment Alternatives. You may not make withdrawals by telephone. REFER TO "HOW TO CONTACT US AND GIVE US INSTRUCTIONS".

OUR HOME OFFICE, PROCESSING CENTER AND REGIONAL OFFICES. Our home office address is 320 Park Avenue, New York, New York 10022, attention Mr. Eldon Wonacott, Senior Vice President. The address for our Financial Processing Center is 1150 Broken Sound Parkway, NW, Boca Raton, FL 33487. You may check the address for the Regional Office that provides services for your Contract by calling 1-800-468-3785 or by visiting our Web site at www.mutualofamerica.com.

CONFIRMATION STATEMENTS. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes and for your Deferred Compensation Amounts, transfers of Account Balance and withdrawals of Account Balance. You must promptly notify us of any error in a confirmation statement (which may be a quarterly statement) or you will give up your right to have us correct the error.

DEATH BENEFITS DURING THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

If you were to die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.

The amount of the death benefit will be your Account Balance as of the date we receive proof of death and the election by the Beneficiary(ies) instructing us how we should pay the death benefit. The Beneficiary will select the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE" AND "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

FORMS OF RETIREMENT BENEFITS OR WITHDRAWALS
--------------------------------------------------------------------------------

Your Plan will set forth the form in which you may make withdrawals or obtain retirement benefits. Depending on your Plan, you may take your Account Balance in one lump sum payment, in installment payments or otherwise over a period of time. Some Plans allow you to apply your Account Balance for Annuity Payments from us, with the amount of the monthly payments determined by the form of annuity you select and your Account Balance at the Annuity Commencement Date. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY" AND "ACCOUNT BALANCE APPLIED FOR ANNUITY PAYMENTS".
                ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

We are a mutual life insurance company organized under the laws of the State of New York. We are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022.

We provide group and individual annuities and related services for the pension, retirement, and long-range savings needs of non-profit, social welfare, charitable, religious, educational and government organizations and their employees. We invest the assets we derives from our business as permitted under applicable state law. As of December 31, 1998, we had total assets, on a consolidated basis, of approximately $10.1 billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934, and also are registered as an investment adviser under the Investment Advisers Act of 1940.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best & Company, Standard and Poor's Insurance Rating Service and Duff & Phelps Credit Rating Company, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

OUR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the Securities and Exchange Commission (COMMISSION) as a unit investment trust under the Investment Company Act of 1940 (1940 ACT). The Commission does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Funds. Each Fund invests its assets in an Underlying Fund, and the name of each Separate Account Fund reflects the name of the corresponding Underlying Fund. See "Underlying Funds Invested in by Our Separate Account" below.

The assets of the Separate Account are our property. The Separate Account assets attributable to Participants' Account Balances and attributable to any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Fund of the Separate Account are credited to, or charged against, the net assets held in that Fund. We separately determine each Fund's net assets, without regard to the income, capital gains and capital losses from any of the other Funds of the Separate Account or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each State.

OTHER VARIABLE ANNUITY CONTRACTS WE ISSUE
--------------------------------------------------------------------------------

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.
              UNDERLYING FUNDS INVESTED IN BY OUR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Below are summaries of the Underlying Funds' investment objectives and certain investment policies. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public.

You will find more detailed information about the Underlying Funds in their current prospectuses, which are attached to this Prospectus. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.

EQUITY INDEX FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Equity Index Fund is to provide investment results that correspond to the extent practical to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Index of 500 Stocks (the S&P 500 INDEX*).

ALL AMERICA FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the All America Fund is to outperform the S&P 500 Index. The objective for approximately 60% of the assets of the All America Fund (the INDEXED ASSETS) is to provide investment results that to the extent practical correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

The investment objective for the remaining approximately 40% of the assets (the ACTIVE ASSETS) is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

MID-CAP EQUITY INDEX FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Mid-Cap Equity Index Fund is to provide investment results that correspond to the extent practical to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P MidCap 400 Index*.

AGGRESSIVE EQUITY FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Aggressive Equity Fund is capital growth, by investing approximately 50% of its assets in companies believed to possess above-average growth potential and approximately 50% of its assets in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. In utilizing the investment styles of growth and value stock selection, the Adviser anticipates that the percentage of the Fund's assets in either category will range between 40% and 60%.

------------------------
* "S&P", "S&P 500" and "S&P MidCap 400" are trademarks of Standard & Poor's Corporation. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation.

COMPOSITE FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Composite Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of publicly-traded common stocks, publicly-traded debt securities and money market instruments. The Fund seeks to achieve long-term growth of its capital and increasing income by investments in common stock and other equity-type securities, and a high level of current income through investments in publicly-traded debt securities and money market instruments.

BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The primary investment objective of the Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital.

The Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, notes, debentures and mortgage-backed securities. The Bond Fund may invest to a limited extent in lower-rated or unrated securities.

MID-TERM BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The primary investment objective of the Mid-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital.

The Mid-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, notes, debentures and mortgage-backed securities, that produce a portfolio with an average maturity of three to seven years.

SHORT-TERM BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The primary investment objective of the Short-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital.

The Short-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, notes, debentures and mortgage-backed securities, that will produce a portfolio with an average maturity of one to three years.

MONEY MARKET FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Money Market Fund is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital.

The Money Market Fund invests only in money market instruments and other short-term securities. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

SCUDDER CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of Scudder Capital Growth Portfolio is to maximize long-term capital growth through a broad and flexible investment program.

The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Portfolio may invest up to 25% of its assets in short-term debt instruments, depending on market and economic conditions.

SCUDDER BOND PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Scudder Bond Portfolio is to invest for a high level of income consistent with a high quality portfolio of debt securities.

To attempt to achieve its objective, the Portfolio invests principally in investment grade bonds, including those issued by the U.S. Government and its agencies and by corporations, and other notes and bonds paying high current income. The Portfolio may invest up to 20% of its assets in non-investment grade debt securities.

SCUDDER INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Scudder International Portfolio is long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

The Portfolio invests primarily in equity securities of established companies that do business primarily outside the United States and that are listed on foreign exchanges. In the event of exceptional conditions abroad, the Portfolio may temporarily invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States.

FIDELITY VIP EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Equity-Income Portfolio is reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

FIDELITY VIP II CONTRAFUND PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Contrafund Portfolio is capital growth. It seeks to increase the value of an investment in the Portfolio over the long term by investing mainly in securities of companies that are undervalued or out-of-favor. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio usually invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VIP II ASSET MANAGER PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Asset Manager Portfolio is high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

The Portfolio's adviser normally allocates the Portfolio's assets among the three asset classes within the following investment parameters: 0-50% in short-term/money market instruments; 20-60% in bonds; and 30-70% in stocks. The expected "neutral mix", which the Portfolio's adviser would expect over the long term, is 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

CALVERT SOCIAL BALANCED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of Calvert Social Balanced Portfolio is to achieve a total return above the rate of inflation through an actively managed non-diversified portfolio of common and preferred stocks, bonds and money market instruments that offer income and capital growth opportunity and that satisfy the social concern criteria established for the Portfolio.

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

The investment objective of the American Century VP Capital Appreciation Fund is capital growth by investing primarily in common stocks (including securities convertible into common stock) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's manager, better-than-average prospects for appreciation.

INVESTMENT ADVISERS FOR THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

MUTUAL OF AMERICA INVESTMENT CORPORATION: The Investment Company receives investment advice from Mutual of America Capital Management Corporation (the ADVISER), an indirect wholly-owned subsidiary of Mutual of America. For the Active Assets of the All America Fund, the Adviser has entered into subadvisory agreements with Palley-Needelman Asset Management, Inc., Oak Associates, Ltd. and Fred Alger Management, Inc. Each of these subadvisers provides investment advice for approximately 10% of the net assets of the All America Fund.

SCUDDER VARIABLE LIFE INVESTMENT FUND: The Scudder Capital Growth, Bond and International Portfolios receive investment advice from Scudder Kemper Investments, Inc.

FIDELITY PORTFOLIOS: The Equity-Income Portfolio, Contrafund Portfolio and Asset Manager Portfolio receive investment advice from Fidelity Management & Research Company.

CALVERT SOCIAL BALANCED PORTFOLIO: The Portfolio receives investment advice from Calvert Asset Management Company, Inc., which has entered into a subadvisory agreement with NCM Capital Management Group, Inc. for the equity portion of the Portfolio.

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: The Fund receives investment advice from American Century Investment Management, Inc.

SHARED FUND ARRANGEMENTS. Shares of the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio (together, the SHARED FUNDS) currently are available to the separate accounts of a number of insurance companies. The Board of Directors (or Trustees) of each Shared Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Shared Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

                              CHARGES YOU WILL PAY
--------------------------------------------------------------------------------

ADMINISTRATIVE CHARGES
--------------------------------------------------------------------------------

We perform all administrative functions for the Contracts, including receiving and allocating Deferred Compensation Amounts, making payments or Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the net asset value of the Separate Account Funds.

We may increase or decrease the daily and monthly administrative charges described below during the life of the Contract, subject to any limitations in the Contract or Plan or under State insurance law. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.

SEPARATE ACCOUNT CHARGE. We deduct, on each Valuation Day, from the value of the net assets in each Fund of the Separate Account a charge for administrative expenses at an annual rate of 0.40%, except that we reduce the administrative charge to the extent we receive a reimbursement for administrative expenses.

   - For the Separate Account Fund that invests in the American Century VP Capital Appreciation Fund, the annual rate currently is 0.20%, because the adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to 0.20% for administrative expenses.

   - For the Funds that invest in the Fidelity Portfolios, the annual rate currently is 0.30%, because the transfer agent and distributor for the Fidelity Portfolios reimburse us at an aggregate annual rate of 0.10% for administrative expenses.

PARTICIPANT CHARGE. We make an additional deduction for administrative expenses each month, on a Valuation Day that is administratively convenient, from your Account Balance, unless the Contractholder has elected to pay this charge on behalf of its Participants. The charge is $2.00 per month, except that we will reduce the charge to 1/12 of 1.00% if your Account Balance for the month of less than $2,400. We will waive the $2.00 charge for any month when your Plan has at least $5 million in Plan assets or more than 500 active Participants.

We deduct the monthly charge from your Account Balance allocated to the General Account, if any. If you do not have any Account Balance in the General Account, we will deduct the charge from your Account Balance allocated to one or more of the Separate Account Funds, in a prescribed order we have established. (See the Statement of Additional Information for the order of the Funds.)

DISTRIBUTION EXPENSE CHARGE
--------------------------------------------------------------------------------

As principal underwriter, we perform all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities.

We deduct, on each Valuation Day, from the net assets in each Fund of the Separate Account a charge at an annual rate of 0.35% to cover anticipated distribution expenses.

MORTALITY AND EXPENSE RISK CHARGES
--------------------------------------------------------------------------------

We bear certain mortality and expense risks under a Contract, including from our guarantee to make Annuity Payments when available under a Plan in accordance with tables provided in the Contract. We have estimated expenses we expect to incur, and we assume the risk that expenses will be higher than we estimated. For assuming mortality and expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.50% of the net assets in each Fund. The mortality risk charge will not increase during the life of a Contract, and we have the right to increase the expense risk charge, subject to any limitations in a Plan or the Contract.

EXPENSES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

Participants and the Separate Account Funds do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Separate Account Funds own. See "Table of Annual Expenses" in this Prospectus, which shows the expenses of the Underlying Funds for the most recent calendar year. The prospectuses of the Underlying Funds, which are attached to this Prospectus, contain a complete description of the Underlying Funds' fees and expenses.
            PURCHASE OF A CONTRACT AND DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

PURCHASE OF A CONTRACT; PARTICIPATION
--------------------------------------------------------------------------------

We issue Contracts as a funding vehicle for benefits under a Plan. A Contractholder may be a Governmental unit, the trustees of a trust for a Plan established by a Governmental unit, or any other organization that is exempt from taxation under the Code.

Your eligibility for participation under your employer's Plan is determined in accordance with the terms of the Plan. We or the Plan may require you to execute agreements and applications on their prescribed forms. You usually must enter into a salary reduction agreement with the Contractholder for your Deferred Compensation Amounts.

ACCEPTANCE OF INITIAL DEFERRED COMPENSATION AMOUNTS. When we receive your first Deferred Compensation Amount and accompanying documentation, we will apply the Deferred Compensation Amount to your specified Investment Alternatives within two business days after we receive the Amount. If we do not receive necessary documentation, we will retain the Deferred Compensation Amount for up to five business days while we attempt to obtain the missing documentation. We will accept the Deferred Compensation Amount within two business days after we receive the documentation. If we do not obtain missing documentation for you within five business days, we will return the Deferred Compensation Amount unless the Contractholder consents to us holding it until additional documentation is provided. We enter into agreements with Plan employers that utilize our electronic processing system for the forwarding to us of applications and information about Deferred Compensation Amounts.

PAYMENT OF DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

A Contractholder (or your employer, if different) sends to us your Deferred Compensation Amounts. The Contractholder or employer is required to remit your Deferred Compensation Amount within seven days, but no later than one month, after the date on which the Amount is first available to the Contractholder for remittance. A Plan may require the Contractholder or employer to send us your Deferred Compensation Amounts at an earlier time, such as within two business days.

If your Plan permits, your Contractholder or employer also may send to us on your behalf amounts of Deferred Compensation that match or are in addition to your Deferred Compensation Amounts.

In addition, we may accept Deferred Compensation Amounts transferred to us on your behalf from any other eligible deferred compensation plan of the same state, if your Plan permits transfers. Deferred Compensation Amounts transferred must be at least $10 for each Participant.

LIMITS ON DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

The Code restricts the amount of compensation that you may defer under a Plan during any tax year. The general rule is that your Deferred Compensation Amount for a taxable year is limited to the LESSER OF

   - $8,000 (which will be increased yearly by cost of living adjustments), AND

   - 33 1/3% of your compensation from your employer for the year.

A Plan may adopt a special rule applicable to the last three years before you reach normal retirement age as designated in the Plan. If your Plan has this rule, you may defer, during one of these years, the LESSER OF

   - $15,000 AND

   - the amount you could defer under the general rule for that taxable year plus the amounts you could have deferred under the general rule but did not defer for each taxable year in which you were eligible to participate (ELIGIBLE YEARS) in the Plan and, if you work for a Governmental unit, other Section 457 plans sponsored by a public employer in the same state under which you deferred amounts (using the general rule). If your employer is not a Governmental unit, you may go back to 1987 to begin determining eligible years. If your employer is a Governmental unit, you may go back to 1979 to begin determining eligible years.

You must reduce your Deferred Compensation Amount for a taxable year, calculated under the general and special rules described above, by:

   - any amount you exclude from your gross income for that year under Sections 403(b), 401(k) or 402(a)(8) of the Code, and

   - deferrals for that year under any other eligible deferred compensation plan in which you participate, as required under Section 457 of the Code.

ALLOCATION OF DEFERRED COMPENSATION AMOUNTS
--------------------------------------------------------------------------------

You may allocate your Deferred Compensation Amounts among the General Account and the Funds of the Separate Account. The Mid-Cap Equity Index Fund may not be available to Participants in all States, due to delays from state insurance department regulatory filings.

We will allocate a Deferred Compensation Amount when we receive it from the Contractholder or your employer, according to instructions sent with the Amount, or if no instructions are sent, on the basis of your allocation request currently on file at our home office. Your request for allocation must specify the percentage, in any whole percentage from 0% to 100%, of each Deferred Compensation Amount to be allocated to each of the Investment Alternatives. The percentages you give us must add up to 100%.

You may change the allocation instructions for future Deferred Compensation Amounts from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

               YOUR ACCOUNT BALANCE IN THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

ACCUMULATION UNITS IN SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

We use Accumulation Units to represent Account Balances in each Separate Account Fund. We separately value the Accumulation Unit for each Fund of the Separate Account.

We determine your Account Balance in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Fund of the Separate Account by the Accumulation Unit value of that Fund at the end of the Valuation Day.

Investment experience by the Separate Account Funds does not impact the number of Accumulation Units credited to your Account Balance. The value of an Accumulation Unit for a Fund, however, will change as a result of the Fund's investment experience, in the manner described below.

CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

We determine Accumulation Unit values for the Funds as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Fund of the Separate Account will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Separate Account Funds will reflect:

   - changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

   - Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (See "Charges You Will Pay".)

You may refer to "Appendix A: Unit Value Information for the Separate Account Funds" in this Prospectus to review changes in Accumulation Unit values for each Fund over a period of time (except for the Mid-Cap Equity Index Fund, which began operations on May 1, 1999).

ACCUMULATION UNIT VALUES FOR TRANSACTIONS
--------------------------------------------------------------------------------

When you allocate Deferred Compensation Amounts to a Separate Account Fund or transfer any part of your Account Balance to a Fund, we credit Accumulation Units to your Account Balance. When you withdraw or transfer Account Balance from a Separate Account Fund, we cancel Accumulation Units from your Account Balance.

The Accumulation Unit value for a transaction is the Unit value for the Valuation Period during which we receive the deposit or request. As a result, we will effect the transaction at the Accumulation Unit value we determine at the NEXT CLOSE of a Valuation Day (generally the close of the New York Stock Exchange on that business day).

We calculate the number of Accumulation Units for a particular Fund by dividing the dollar amount you have allocated to, or withdrawn from, the Fund during the Valuation Period by the applicable Accumulation Unit value for that Valuation Period. We round the resulting number of Accumulation Units to two decimal places.

             OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY
--------------------------------------------------------------------------------

YOUR RIGHT TO TRANSFER AMONG INVESTMENT ALTERNATIVES
--------------------------------------------------------------------------------

You may transfer all or a portion of your Account Balance among Funds of the Separate Account, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.

We currently do not impose a charge for transfers, but we reserve the right to impose a transfer charge in the future.

Your request for a transfer will not be binding on us until we receive all information necessary to process your request.

YOUR RIGHT TO MAKE WITHDRAWALS
--------------------------------------------------------------------------------

The general rule is that you may not withdraw all or any portion of your Account Balance before the EARLIER OF

   - the year in which you reach age 70 1/2, or

   - the date you retire or otherwise end employment with your employer under the Plan.

If your Plan permits, you may withdraw from your Account Balance in the event you have an UNFORESEEN EMERGENCY.

   - An unforeseen emergency is a severe financial hardship arising from a sudden and unexpected illness or an accident to you or to a dependent, or the loss of your property due to casualty or other similar extraordinary and unforeseeable circumstances arising from events beyond your control.

   - A severe financial hardship does not exist if your loss can be relieved through reimbursement by insurance or by liquidation of your other assets that does not cause severe financial hardship or the cessation of your Deferred Compensation Amounts.

   - The employer's deferred compensation board or committee will determine whether you face an unforeseeable emergency as defined in the Plan.

   - If you have an unforeseen emergency, you may withdraw from your Account Balance up to the amount you need to meet the unforeseeable emergency (limited to the amount of your Account Balance).

Your Plan also may provide for distribution of your Account Balance to you:

   - if your Account Balance is $5,000 or less and you have had no new Deferred Compensation Amounts in the past 24 months, or

   - without your consent, if certain specified conditions are met, although your Plan may provide that you can elect to defer receipt of your Account Balance in certain circumstances.

A Plan may, but is not required to, provide that:

   - You may choose to receive the Account Balance, when payable to you, in a lump sum or in installment payments instead of by receiving installment or Annuity Payments.

   - You may elect to defer to a future date, after age 70 1/2 or the date you terminate employment, when withdrawals of your Account Balance are to begin. Your Plan, if it contains this provision, will specify the time and manner for you to make this election and choose a form of payment and may impose certain conditions, such as irrevocability of the election. See "When You Must Take Minimum Distributions" below.

   - You may make one election to extend the date at which you will begin receiving payments of your Account Balance.

We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you.

PARTIAL WITHDRAWALS. If you are permitted to make withdrawals under your Plan, you usually may specify a fixed amount of your Account Balance to be withdrawn each month, or a fixed period during which we must pay out all of your Account Balance. If your Plan permits, you may elect to make partial withdrawals under our Specified Payments Option of at least $100 per month and you may tell us the Investment Alternatives from which the withdrawals should be taken.

If you are subject to the minimum distribution rules under the Code, you should ensure that your withdrawals for the year equal or exceed the minimum required annual distribution. See "When You Must Take Minimum Distributions" below.

INCOME TAX CONSEQUENCES. You should consider the possible Federal income tax consequences of any withdrawal. You will be taxed at ordinary income tax rates on the portion of the withdrawal that is taxable, and all of the withdrawal will be taxable in most circumstances (see "Federal Tax Information for Participants").

OUR RIGHT TO IMPOSE A DEFERRED SALES CHARGE. Currently, we do not impose a contingent deferred sales charge or any other withdrawal charge on withdrawals you make, whether complete or partial. We reserve the right, however, to impose a deferred sales charge on withdrawals in the future.

WHEN YOU MUST TAKE MINIMUM DISTRIBUTIONS
--------------------------------------------------------------------------------

A Plan is required to provide that distributions of your Account Balance must begin by April 1 of the year following the year you turn age 70 1/2, in most circumstances. For certain plans of Governmental units, distributions must begin by April 1 of the year after your employment with the Governmental unit ends, if earlier.

You can satisfy the minimum distribution requirements by either making a withdrawal, if you are permitted to make withdrawals, or if permitted by your Plan, receiving Annuity Payments as of the Annuity Commencement Date payable for:

   - your life, or

   - the joint lives of you and the Beneficiary, or

   - a period certain, not longer than your life expectancy or the joint life expectancies of you and your Beneficiary.

HOW TO TELL US AN AMOUNT TO TRANSFER OR WITHDRAW
--------------------------------------------------------------------------------

To tell us the amount of your Account Balance to transfer or withdraw, you may specify to us:

   - the dollar amount to be taken from each Investment Alternative,

   - for Separate Account Funds, the number of Accumulation Units to be transferred or withdrawn, or

   - the percentage of your Account Balance in a particular Investment Alternative to be transferred or withdrawn.

For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. You should use the form we provide to give us instructions. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.

DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

We will pay a death benefit to your designated Beneficiary upon your death during the Accumulation Period.

We will pay the death benefit after we have received:

   - due proof of your death;

   - notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

   - all other information and documentation necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Balance as of the date on which we receive the items listed above. Until then, your Account Balance will remain allocated as it was on the date of death.

We will pay the death benefit to the Beneficiary:

   - in a single sum, no later than December 31 of the year in which the fifth anniversary of the date of death occurs, or

   - if the Beneficiary makes a death benefit payment choice, in payments over a period that is not greater than either fifteen years or the Beneficiary's life expectancy. If the Beneficiary is your spouse to whom you were legally married, the death benefit must be payable over a period that is not greater than the spouse's life expectancy.

DISCONTINUANCE OF A CONTRACT
--------------------------------------------------------------------------------

A Contractholder, at its discretion, may discontinue a Contract as of the first of a month that is at least 31 days after we receive notice of the discontinuance. We may discontinue a Contract, in whole or in part, if

   - the Contractholder does not follow the terms of the Contract, or

   - we determine that a modification of the Contract is necessary to comply with Federal or state requirements, and the Contractholder refuses to accept a substantially similar Contract we offer that incorporates that modification.

Our discontinuance of a Contract will be effective as of a date we specify in writing that provides the Contractholder with at least 31 days' advance notice in which to cure any remediable defaults.

We also have the right to discontinue a Contract if a Contractholder for an entire year under its Plan does not send to us any Deferred Compensation Amounts.

Discontinuance of a Contract does not relieve the Contractholder of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:

   - the Contractholder may not send any further Deferred Compensation Amounts, and

   - we may transfer to another insurance company or other financial institution all amounts accumulated under the Contract. A transfer may be made in any manner to which the Contractholder and we agree in writing, and may require the consent of Participants and Beneficiaries. A Participant or Beneficiary who does not consent to the transfer may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any Federal tax law restrictions on withdrawals).

WHEN WE MAY POSTPONE PAYMENTS
--------------------------------------------------------------------------------

We will pay any amounts due from the Separate Account for a withdrawal, death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

   - The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the Commission; or

   - The Commission by order permits postponement for the protection of Participants; or

   - An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.
                  ACCOUNT BALANCE APPLIED FOR ANNUITY PAYMENTS
--------------------------------------------------------------------------------

AMOUNT OF ANNUITY PAYMENTS; ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

If your Plan permits you to apply your Account Balance to obtain Annuity Payments, you may elect after your Annuity Commencement Date to receive monthly payments. The amount of each payment and the period during which we will make payments will be based on the form of annuity you select and the amount of your Account Balance as of the Annuity Commencement Date. We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in your Contract. Your Annuity Payments begin as of your Annuity Commencement Date. Depending on the provisions of your Plan, you may elect an Annuity Commencement Date that is:

   - your normal retirement date, as stated in your employer's pension plan if you are covered by that plan, or age 65 if there is no such plan or coverage ;

   - an early retirement date, being the first day of any calendar month following an early retirement age, if any, specified in the Plan, or

   - a later retirement date, being the first day of a calendar month following your normal retirement date.

CONTRACTHOLDER AND PARTICIPANT PAYMENT RELATIONSHIP
--------------------------------------------------------------------------------

We will send Annuity Payments to the Contractholder for transmission to you. If the Contractholder agrees, and to the extent permitted by the federal tax law, we will instead send the Annuity Payments to you.

Until paid or otherwise made available to you, Annuity Payments are subject to the claims of the Contractholders' general creditors, except that Plans maintained by Governmental units are required to hold Plan assets for the exclusive benefit of Participants in a trust or in a custodial account or group annuity contract which are treated as trusts under Section 457 of the Code. As a result, Annuity Payments under such Governmental Plans are not subject to the claims of the Contractholder's general creditors.

We will issue to the Contractholder or your employer for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits. We will send Annuity Payments directly to you at your last known address, as filed with us by you, the Contractholder or your employer.

AVAILABLE FORMS OF ANNUITY
--------------------------------------------------------------------------------

If your Plan permits Annuity Payments, the forms of annuity available will be specified in the Contract. In addition to those forms, we may in our discretion offer additional forms of annuity at the time of your

Annuity Commencement Date. If your monthly Annuity Payment would be less than $20,, we may elect to pay a single sum instead of providing Annuity Payments.

DEATH BENEFIT AFTER ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

If you, as Annuitant, die (and the joint Annuitant dies, if the form is a joint annuity) on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which we were making Annuity Payments.
                              OUR GENERAL ACCOUNT
--------------------------------------------------------------------------------

SCOPE OF PROSPECTUS
--------------------------------------------------------------------------------

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. For more details regarding the General Account, see the Contracts themselves.

GENERAL DESCRIPTION
--------------------------------------------------------------------------------

Amounts under a Contract allocated to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts. We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Balance to the General Account does not entitle you to share in the investment experience of the General Account.

We guarantee that we will credit interest to Participant Account Balances in the General Account at an effective annual rate of at least 3%. In our sole discretion, we may credit a higher rate of interest to Participant Account Balances in the General Account, although WE ARE NOT OBLIGATED TO CREDIT INTEREST IN EXCESS OF 3% PER YEAR. We credit interest daily and compound it annually. We will send you notice when we change the current rate.

We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Contractholder uses electronic media, in compliance with our established rules and requirements, for the transmission and receipt of certain information regarding Participants, Deferred Compensation Amounts and other Contract information.

TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------

You may transfer Account Balance to and from the General Account and, to the extent permitted by the Code and the Plan, may withdraw Account Balance from the General Account prior to the Annuity Commencement Date. See "Your Right to Transfer Among Investment Alternatives " and "Your Right to Make Withdrawals" under "Our Payment of Account Balance to You or a Beneficiary". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

                   HOW TO CONTACT US AND GIVE US INSTRUCTIONS
--------------------------------------------------------------------------------

CONTACTING MUTUAL OF AMERICA
--------------------------------------------------------------------------------

Participants and Contractholders must send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone, as described below. Our home office address is:

                    Mutual of America Life Insurance Company
                   Mr. Eldon Wonacott, Senior Vice President
                                320 Park Avenue
                            New York, New York 10022

You can check the address for your Regional Office by calling 1-800-468-3785 or by visiting our Web site at www.mutualofamerica.com.

TRANSFERS AND ALLOCATION CHANGES BY TELEPHONE
--------------------------------------------------------------------------------

You may make requests by telephone for transfers of Account Balance or to change the Investment Alternatives to which we will allocate your future Deferred Compensation Amounts. You may not make withdrawal requests by telephone.

You must use a Personal Identification Number (PIN) to make telephone requests. We automatically provide a PIN to you, and your use of the PIN constitutes agreement to use the PIN in accordance with our rules and requirements. You may call us to change or cancel the PIN that we have assigned. Our toll-free telephone number for requests is 1-800-468-3785.

On any Valuation Day, we will consider requests by telephone that we receive by 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive after 4 p.m. (or the Exchange close) as received the next Valuation Day. We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone.

Although our failure to follow reasonable procedures may result in our liability for any losses due to unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Those procedures are to confirm your Social Security number, check the Personal Identification Number, tape record all telephone transactions and provide written confirmation of telephone transactions.

WHERE YOU SHOULD DIRECT REQUESTS
--------------------------------------------------------------------------------

We receive a request for an allocation change or transfer when you make the request to 1-800-468-3785 or we receive your written request in our Processing Center. The address is: Mutual of America Life Insurance Company, Financial Transaction Processing Center, 1150 Broken Sound Parkway, Boca Raton, FL 33487.

For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you should may make a withdrawal request in writing to your Regional Office.

You should use our forms to submit written requests to us.

                             ADMINISTRATIVE MATTERS
--------------------------------------------------------------------------------

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------

Many of the services that we provide to Participants and Contractholders depend on the proper functioning of our computer and computer-based systems, as well as those of our outside service providers. Many computers cannot distinguish the year 2000 from the year 1900, and this inability potentially could have an adverse impact on the handling of Participant and Contractholder purchase, exchange and redemption transactions, the crediting of Accumulation Units, accounting and other recordkeeping services.

We have performed a comprehensive review of our computer systems, made the necessary modifications or replacements and successfully completed system testing of our in-house software, the largest and most critical project under our Year 2000 program. For the balance of 1999, we will continue to monitor and verify Year 2000 compliance. We also have contacted our vendors and service providers as to the status of their Year 2000 compliance. Vendors and service providers whose systems are material to our operations have indicated they are, or expect to, be year 2000 compliant. Although we anticipate that our computer systems and those of our providers will be adapted in time for the year 2000, it is possible Year 2000 problems still may occur. We are developing written contingency plans to ensure our business continuity through the year 2000.

CONFIRMATION STATEMENTS TO PARTICIPANTS
--------------------------------------------------------------------------------

We will send you a confirmation statement for each change in allocation instructions, each time we receive a Deferred Compensation Amount for you and each time you transfer Account Balance. A confirmation statement for a Deferred Compensation Amount or a transfer may be part of your next quarterly account statement. You must notify us of any error in a confirmation statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly statement that serves as the confirmation statement, or you will lose the right to have us correct the error.

DESIGNATION OF BENEFICIARY
--------------------------------------------------------------------------------

You may designate a Beneficiary to receive any payments due to your Beneficiary, subject to any limits under a Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Contractholder when the Contractholder has agreed to hold such information) with written notice of the change. The designation or change in designation will take effect as of the date we (or your Contractholder, if applicable) receive notice, whether or not you are living at the time of such receipt. We will not be liable, however, for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, unless your Plan provides otherwise we will pay a single sum payment or the commuted value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order:

   - your spouse; your children; your parents; and your brothers and sisters.

If we do not find family members in these classes, we will pay the executors or administrators of your estate.

CERTAIN ADMINISTRATIVE PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT OF CONTRACT. Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required by law.

MODIFICATION OF CONTRACTS. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.

We may change a Contract at any time by amendment or replacement, upon not less than 31 days' written advance notice to the Contractholder, without the consent of any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.

EVIDENCE OF SURVIVAL. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.

MISSTATEMENT OF INFORMATION. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible form payments as they become due under the Contract. We will include interest on the amount of any underpayments or overpayments, at the effective rate then required under State insurance law provisions.

INFORMATION AND DETERMINATION. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A Contractholder should report to us any determination that the Contractholder makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.

PARTICIPATION IN DIVISIBLE SURPLUS
--------------------------------------------------------------------------------

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings with respect to amounts they allocate to our General Account. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such surplus is within the sole discretion of our Board of Directors.

                    FEDERAL TAX INFORMATION FOR PARTICIPANTS
--------------------------------------------------------------------------------

For Federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing Federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account's operations.

OBTAINING TAX ADVICE
--------------------------------------------------------------------------------

THE SUMMARY BELOW OF THE CURRENT FEDERAL TAX STATUS AND CONSEQUENCES FOR PARTICIPANTS UNDER THE CONTRACTS IS NOT COMPREHENSIVE AND IS FOR INFORMATION PURPOSES ONLY. TAX PROVISIONS AND REGULATIONS MAY CHANGE AT ANY TIME. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information.

TAXATION OF YOUR ACCOUNT BALANCE AND WITHDRAWALS
--------------------------------------------------------------------------------

The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. You do not include in your gross income any Deferred Compensation Amounts sent to us by your employer on your behalf, or interest or investment earnings we credit to your Account Balance, until you withdraw or otherwise receive such amounts or have them made available to you.

When you receive a Plan distribution or Annuity Payments, the payment will be taxable to you as ordinary income.

THE CONTRACT
--------------------------------------------------------------------------------

We offer the Contract for use with an eligible deferred compensation plan designed to meet the qualifications of Section 457(b) of the Code. Contractholders or employers are responsible for establishing and administering the Plan in accordance with Section 457. For example, a Contractholder or employer must comply with the limitations on the amounts you may defer and restrictions on withdrawals.

An eligible deferred compensation plan other than an eligible deferred compensation plan established by a Governmental unit must provide that the Account Balances under the Contract shall remain solely the property of the Contractholder, subject only to the claims of the Contractholder's general creditors, until made available to you or your Beneficiary. Eligible deferred compensation plans established by Governmental units must provide that all plan assets will be held for the exclusive benefit of plan participants in trusts or in custodial accounts or group annuity contracts that are treated as trusts under Section 457 of the Code. Such plan assets are not subject to the claims of the Contractholder's general auditors.

ESTATE TAXES; TAX LIABILITY OF BENEFICIARY FOR DEATH BENEFIT
--------------------------------------------------------------------------------

The death benefit payable to your Beneficiary is included in your estate for Federal estate tax purposes, except in limited circumstances. See "Obtaining Tax Advice."

A Beneficiary generally will not receive a "stepped-up basis" for the increase in value under your Contract over the amount of your Deferred Compensation Amounts. The gain under a Contract is called "income in respect of a decedent"
(IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See "Obtaining Tax Advice." If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary's particular situation.

WITHHOLDING ON WITHDRAWALS AND OTHER PAYMENTS
--------------------------------------------------------------------------------

Generally, amounts of Account Balance that you withdraw or receive as Annuity Payments are treated as wages for withholding purposes. We may be required to withhold various taxes, including Federal income tax, and in some circumstances Federal employment tax and Social Security (FICA) taxes. In addition, certain states require us to withhold for state taxes if we withhold Federal taxes. The same rules generally apply to payments of death benefits.

When you (or a Beneficiary) request withdrawals or Annuity Payments, you or the Beneficiary should ask the employer's deferred compensation board or committee about withholding requirements.
            YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Separate Account Fund owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Balance in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

Each Participant who has the right to give us voting instructions for a shareholders' meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund's proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.
             PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

From time to time, we may include quotations of the YIELD and EFFECTIVE YIELD of the Separate Account's Money Market Fund in advertisements, sales literature or reports to Participants. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

   - The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

   - The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of its the Investment Company Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses.

TOTAL RETURN OF FUNDS
--------------------------------------------------------------------------------

From time to time, we include quotations of a Separate Account Fund's TOTAL RETURN in advertisements, sales literature or reports to Participants. Total return figures for a Fund show historical performance of a Fund assuming a hypothetical investment and that amounts under a Contract were allocated to the Underlying Fund when it commenced operations. Total return figures do not indicate future performance.

Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Separate Account Fund will vary based on its expenses and the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund's expenses.

For a detailed description of the methods we use to determine yield and total return for the Separate Account's Funds, see the Statement of Additional Information.
                     FUNDING AND OTHER CHANGES WE MAY MAKE
--------------------------------------------------------------------------------

We reserve the right to make certain changes to the Separate Account Funds and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required. We may:

   - create new investment funds of the Separate Account at any time;

   - to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

   - transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one investment fund of the Separate Account to another investment fund;

   - create additional separate accounts or combine any two or more accounts including the Separate Account;

   - transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

   - operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

   - deregister the Separate Account under the 1940 Act; and

   - operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

                     DEFINITIONS WE USE IN THIS PROSPECTUS
--------------------------------------------------------------------------------

ACCOUNT BALANCE--The value of a Participant's Accumulation Units in the Separate Account Funds plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term "Account Balance" may mean all or any part of your total Account Balance.

ACCUMULATION PERIOD--For a Participant, the period under a Contract when Deferred Compensation Amounts are made on behalf of a Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Balance in full before the Annuity Commencement Date.

ACCUMULATION UNIT--A measure we use to calculate the value of a Participant's interest in each of the Funds of the Separate Account. Each Fund has its own Accumulation Unit value.

ANNUITANT--A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date, if the Plan permits Annuity Payments. A Participant must be the Annuitant under a Contract, and a Beneficiary who has elected to receive a death benefit in the form of an annuity may be the Annuitant or name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

ANNUITY COMMENCEMENT DATE--The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You (or the Beneficiary entitled to a death benefit) select the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under Federal tax law provisions in certain circumstances. On the Annuity Commencement Date, your Account Balance is applied to provide Annuity Payments.

ANNUITY PAYMENTS--A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Balance on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.

BENEFICIARY(IES)--The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

CODE--The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

CONTRACT(S)--One (or more) of the group variable accumulation annuity contracts described in this Prospectus.

CONTRACTHOLDER--An entity to which we have issued a Contract, which generally will be the employer, agent or trustee of a trust established under a Plan. The employer must be a Governmental unit or an organization exempt from Federal income taxation under the Code.

DEFERRED COMPENSATION AMOUNTS (OR AMOUNTS)--Amounts deferred from a Participant's compensation under a Plan and sent to us on the Participant's behalf and amounts the Contractholder or employer sends on behalf of the Participant in addition to the Participant's deferrals of salary.

FIDELITY PORTFOLIOS--The Equity-Income Portfolio of the Variable Insurance Products Fund and the Contrafund and Asset Manager Portfolios of the Variable Insurance Products Fund II.

FUND OF THE SEPARATE ACCOUNT (OR FUND)--One of the subaccounts of the Separate Account. Each Fund is named for the Underlying Fund in which it invests.

GENERAL ACCOUNT--Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the INTEREST ACCUMULATION ACCOUNT, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

GOVERNMENTAL UNIT--A State, a political subdivision of a State, an agency or instrumentality of a State, or an agency or instrumentality of a political subdivision of a State.

INVESTMENT ALTERNATIVES--The General Account and the Funds of the Separate Account. You may allocate your Deferred Compensation Amounts and transfer your Account Balance among the Investment Alternatives, subject to any limitations under your Plan.

INVESTMENT COMPANY--Mutual of America Investment Corporation.

PARTICIPANT--An employee or former employee who has entered into a salary reduction agreement with a Contractholder and for whom we have received Deferred Compensation Amounts under a Plan. The agreement must specify the amount of earnings to be considered a Deferred Compensation Amount under the Plan.

PLAN--An eligible deferred compensation plan meeting the requirements of Section 457(b) of the Code.

SCUDDER PORTFOLIOS--The following three portfolios of the Scudder Variable Life Investment Fund: the Capital Growth Portfolio, the Bond Portfolio and the International Portfolio.

SEPARATE ACCOUNT--Mutual of America Separate Account No. 2, a separate account established by us to receive and invest amounts contributed under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

UNDERLYING FUNDS--Currently, seventeen funds or portfolios invested in by the Separate Account Funds.

VALUATION DAY--Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day. Valuation Period--A period beginning on the close of business of a Valuation Day and ending on the close of the next Valuation Day.

WE, US, OUR, MUTUAL OF AMERICA--Refer to Mutual of America Life Insurance
Company.

YOU, YOUR--Refer to a Participant.

\
                    OUR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more information about the Contracts and our operations.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of the Contracts         Legal Proceedings
Calculation of Accumulation Unit      Legal Matters
Values
Yield and Performance Information     Experts
Safekeeping of Separate Account       Additional
Assets                                Information
State Regulation                      Financial Statements
Periodic Reports

HOW TO OBTAIN A STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

You may receive a copy of the Statement of Additional Information at no charge by calling (212) 224-1600 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022.

(PLEASE CUT HERE)
------------------------------------------------------------------------------

To: Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 1999 for the Section 457 Plan Contract offered by Mutual of America. My name and address are as follows:
------------------------------------------------------------------------------
               Name
------------------------------------------------------------------------------
               Street Address
------------------------------------------------------------------------------
               City              State                  Zip

                                   APPENDIX A
             UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

The tables below show changes in Accumulation Unit values and in the number of units outstanding for each Separate Account Fund for the period from the commencement of operations of that Fund to December 31, 1998. (The Mid-Cap Equity Index Fund is not included because it began operations on May 1, 1999.) Arthur Andersen LLP, the Funds' independent auditor, has audited the information below for each of the years in the seven year period ended December 31, 1998. The Funds' previous auditor audited information for each of the years in the period ended December 31, 1991.

Accumulation Unit values are calculated from the net asset values of the Underlying Funds. The All America Fund (previously called the Stock Fund) of the Investment Company changed its investment objectives and policies and added subadvisers on May 1, 1994. Prior to January 1, 1998, the Calvert Social Balanced Portfolio was known as the Calvert Responsibly Invested Balanced Portfolio, and prior to May 1, 1995, that Portfolio was known as the Calvert Socially Responsible Series and had a different subadviser. Before May 1, 1997, the American Century VP Capital Appreciation Fund was called the TCI Growth Fund.

                                                                    INVESTMENT COMPANY ALL AMERICA FUND
                                           --------------------------------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993       1992       1991
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year/period.....  $    6.76  $    5.39  $    4.52  $    3.35  $    3.36  $    3.03  $    2.97  $    2.41
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year/period...........             $    6.76  $    5.39  $    4.52  $    3.35  $    3.36  $    3.03  $    2.97
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year/period.........                51,312     49,798     43,620     38,669     36,510     32,352     26,173
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                                                     INVESTMENT COMPANY COMPOSITE FUND
                                           --------------------------------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993       1992       1991
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year/period.....  $    4.36  $    3.75  $    3.39  $    2.82  $    2.95  $    2.55  $    2.43  $    2.08
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year/period...........             $    4.36  $    3.75  $    3.39  $    2.82  $    2.95  $    2.55  $    2.43
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year/period.........                61,359     66,715     70,558     73,239     71,215     50,944     43,115
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                             1990       1989
                                           ---------  ---------
Unit value, beginning of year/period.....  $    2.47  $    1.98
                                           ---------  ---------
                                           ---------  ---------
Unit value, end of year/period...........  $    2.41  $    2.47
                                           ---------  ---------
                                           ---------  ---------
Thousands of accumulation units
 outstanding, end of year/period.........     20,973     20,157
                                           ---------  ---------
                                           ---------  ---------

                                             1990       1989
                                           ---------  ---------
Unit value, beginning of year/period.....  $    2.04  $    1.73
                                           ---------  ---------
                                           ---------  ---------
Unit value, end of year/period...........  $    2.08  $    2.04
                                           ---------  ---------
                                           ---------  ---------
Thousands of accumulation units
 outstanding, end of year/period.........     37,461     32,716
                                           ---------  ---------
                                           ---------  ---------

                                                                        INVESTMENT COMPANY BOND FUND
                                           --------------------------------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993       1992       1991
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year/period.....  $    3.00  $    2.75  $    2.69  $    2.28  $    2.39  $    2.13  $    1.99  $    1.73
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year/period...........             $    3.00  $    2.75  $    2.69  $    2.28  $    2.39  $    2.13  $    1.99
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year/period.........                12,671     12,548     12,083     10,601     12,244      9,203      6,152
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                             1990       1989
                                           ---------  ---------
Unit value, beginning of year/period.....  $    1.67  $    1.49
                                           ---------  ---------
                                           ---------  ---------
Unit value, end of year/period...........  $    1.73  $    1.67
                                           ---------  ---------
                                           ---------  ---------
Thousands of accumulation units
 outstanding, end of year/period.........      5,235      4,164
                                           ---------  ---------
                                           ---------  ---------

                                                                    INVESTMENT COMPANY MONEY MARKET FUND
                                           --------------------------------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993       1992       1991
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year/period.....  $    1.95  $    1.87  $    1.80  $    1.72  $    1.68  $    1.65  $    1.62  $    1.54
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of year/period...........             $    1.95  $    1.87  $    1.80  $    1.72  $    1.68  $    1.65  $    1.62
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of year/period.........                16,831     17,511     17,502     17,653     15,815     16,545     15,656
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                             1990       1989
                                           ---------  ---------
Unit value, beginning of year/period.....  $    1.44  $    1.33
                                           ---------  ---------
                                           ---------  ---------
Unit value, end of year/period...........  $    1.54  $    1.44
                                           ---------  ---------
                                           ---------  ---------
Thousands of accumulation units
 outstanding, end of year/period.........     13,972      8,570
                                           ---------  ---------
                                           ---------  ---------

                                                                  INVESTMENT COMPANY                          INVESTMENT COMPANY
                                                                  EQUITY INDEX FUND                           MID-TERM BOND FUND
                                           ----------------------------------------------------------------  --------------------
                                             1998       1997       1996       1995       1994       1993       1998       1997
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year............  $    2.26  $    1.72  $    1.42  $    1.05  $    1.05  $    1.00  $    1.26  $    1.19
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of period................             $    2.26  $    1.72  $    1.42  $    1.05  $    1.05             $    1.26
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............                68,462     35,660     17,109      4,644      2,135                 4,478
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                             1996       1995       1994       1993
                                           ---------  ---------  ---------  ---------
Unit value, beginning of year............  $    1.16  $    1.01  $    1.06  $    1.00
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------
Unit value, end of period................  $    1.19  $    1.16  $    1.01  $    1.06
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............      3,828      2,848      1,444      1,411
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------

                                                                                                              INVESTMENT COMPANY
                                                                  INVESTMENT COMPANY                          AGGRESSIVE EQUITY
                                                                 SHORT-TERM BOND FUND                                FUND
                                           ----------------------------------------------------------------  --------------------
                                             1998       1997       1996       1995       1994       1993       1998       1997
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year............  $    1.19  $    1.14  $    1.10  $    1.03  $    1.03  $    1.00  $    2.15  $    1.80
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of period................             $    1.19  $    1.14  $    1.10  $    1.03  $    1.03             $    2.15
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............                 2,355      2,129      1,447      1,132        747                71,468
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                             1996       1995       1994
                                           ---------  ---------  ---------
Unit value, beginning of year............  $    1.43  $    1.05  $    1.00
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------
Unit value, end of period................  $    1.80  $    1.43  $    1.05
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............     49,800     20,858      9,145
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

                                                                             SCUDDER BOND FUND
                                           --------------------------------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993       1992       1991
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year............  $   12.37  $   11.48  $   11.30  $    9.69  $   10.32  $    9.30  $    8.78  $    7.54
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of period................             $   12.37  $   11.48  $   11.30  $    9.69  $   10.32  $    9.30  $    8.78
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............                 1,484      1,362      1,269      1,169      1,277      1,053        600
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                             1990       1989
                                           ---------  ---------
Unit value, beginning of year............  $    7.05  $    6.39
                                           ---------  ---------
                                           ---------  ---------
Unit value, end of period................  $    7.54  $    7.05
                                           ---------  ---------
                                           ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............        354        221
                                           ---------  ---------
                                           ---------  ---------

                                                                        SCUDDER CAPITAL GROWTH FUND
                                           --------------------------------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993       1992       1991
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year............  $   29.64  $   22.11  $   18.64  $   14.67  $   16.46  $   13.80  $   13.09  $    9.48
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of period................             $   29.64  $   22.11  $   18.64  $   14.67  $   16.46  $   13.80  $   13.09
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............                11,094      9,266      8,556      8,121      6,582      3,698      2,138
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                             1990       1989
                                           ---------  ---------
Unit value, beginning of year............  $   10.35  $    8.53
                                           ---------  ---------
                                           ---------  ---------
Unit value, end of period................  $    9.48  $   10.35
                                           ---------  ---------
                                           ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............      1,103        844
                                           ---------  ---------
                                           ---------  ---------

                                                                         SCUDDER INTERNATIONAL FUND
                                           --------------------------------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993       1992       1991
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year............  $   14.46  $   13.43  $   11.85  $   10.80  $   11.06  $    8.13  $    8.48  $    7.68
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of period................             $   14.46  $   13.43  $   11.85  $   10.80  $   11.06  $    8.13  $    8.48
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............                 8,205      7,688      7,269      8,610      5,400      2,262      1,849
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                             1990       1989
                                           ---------  ---------
Unit value, beginning of year............  $    8.41  $    6.14
                                           ---------  ---------
                                           ---------  ---------
Unit value, end of period................  $    7.68  $    8.41
                                           ---------  ---------
                                           ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............      1,644        721
                                           ---------  ---------
                                           ---------  ---------

                                                               AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                                           --------------------------------------------------------------------------------------
                                             1998       1997       1996       1995       1994       1993       1992       1991
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year............  $   11.04  $   11.53  $   12.18  $    9.39  $    9.61  $    8.81  $    9.01  $    6.40
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of period................             $   11.04  $   11.53  $   12.18  $    9.39  $    9.61  $    8.81  $    9.01
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............                 4,510      7,264      8,061      6,361      5,946      5,280      3,056
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                             1990       1989
                                           ---------  ---------
Unit value, beginning of year............  $    6.53  $    5.11
                                           ---------  ---------
                                           ---------  ---------
Unit value, end of period................  $    6.40  $    6.53
                                           ---------  ---------
                                           ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............      1,518        791
                                           ---------  ---------
                                           ---------  ---------

                                                FIDELITY VIP EQUITY-INCOME FUND               FIDELITY VIP II CONTRA FUND
                                           ------------------------------------------  ------------------------------------------
                                             1998       1997       1996       1995*      1998       1997       1996       1995*
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, beginning of year............  $   27.77  $   21.93  $   19.43  $   16.30  $   20.36  $   16.59  $   13.85  $   11.43
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Unit value, end of period................             $   27.77  $   21.93  $   19.43             $   20.36  $   16.59  $   13.85
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............                 3,451      2,342        728                 5,656      3,880      1,792
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------


                                               FIDELITY VIP II ASSET MANAGER FUND
                                           ------------------------------------------
                                             1998       1997       1996       1995*
                                           ---------  ---------  ---------  ---------
Unit value, beginning of year............  $   21.14  $   17.72  $   15.66  $   14.04
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------
Unit value, end of period................             $   21.14  $   17.72  $   15.66
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------
Thousands of accumulation units
 outstanding, end of period..............                 1,150        613        184
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------

                                                                    CALVERT SOCIAL BALANCED FUND
                                           -------------------------------------------------------------------------------
                                             1998       1997       1996       1995       1994        1993         1992
                                           ---------  ---------  ---------  ---------  ---------  -----------  -----------
Unit value, beginning of year............  $    2.65  $    2.23  $    2.01  $    1.57  $    1.64   $    1.54    $    1.44
                                           ---------  ---------  ---------  ---------  ---------       -----        -----
                                           ---------  ---------  ---------  ---------  ---------       -----        -----
Unit value, end of period................             $    2.65  $    2.23  $    2.01  $    1.57   $    1.64    $    1.54
                                           ---------  ---------  ---------  ---------  ---------       -----        -----
                                           ---------  ---------  ---------  ---------  ---------       -----        -----
Thousands of accumulation units
 outstanding, end of period..............                12,479     10,713      7,849      5,986       5,151        2,742
                                           ---------  ---------  ---------  ---------  ---------       -----        -----
                                           ---------  ---------  ---------  ---------  ---------       -----        -----


                                              1991*
                                           -----------
Unit value, beginning of year............   $    1.32
                                                -----
                                                -----
Unit value, end of period................   $    1.44
                                                -----
                                                -----
Thousands of accumulation units
 outstanding, end of period..............         678
                                                -----
                                                -----

* The dates the Funds of the Separate Account commenced operation are as follows: Investment Company Money Market, All America, Bond and Composite Funds--January 1, 1985; Scudder Capital Growth, Bond and International Funds and American Century VP Capital Appreciation Fund-- January 3, 1989; Calvert Social Balanced Fund--May 13, 1991; Investment Company Equity Index, Short-Term Bond and Mid-Term Bonds Funds-- February 5, 1993; Investment Company Aggressive Equity Fund--May 2, 1994; Fidelity VIP Equity-Income Fund and Fidelity VIP II Contra and Asset Manager Funds--May 1, 1995; and Investment Company Mid-Cap Equity Index Fund--May 1, 1999.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
--------------------------------------------------------------------------------

(a) Financial Statements

Financial statements for 1998 for Mutual of American Separate Account No. 2 and Mutual of America Life Insurance Company will be included in a Post-Effective Amendment to this Registration Statement to be filed in April 1999.

(b) Exhibits

        10. Powers of Attorney

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR
--------------------------------------------------------------------------------

                                                                            POSITIONS AND
                                                                            OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS                                           DEPOSITOR
-----------------------------------------------------------------------  -------------------
Clifford L. Alexander, Jr.
  Washington, D.C.                                                            Director
Patricia A. Cahill
  Denver, Colorado                                                            Director
Roselyn P. Epps, M.D.
  Bethesda, Maryland                                                          Director
Dudley H. Hafner
  Dallas, Texas                                                               Director
Earle H. Harbison, Jr.
  St. Louis, Missouri                                                         Director
Frances R. Hesselbein
  New York, New York                                                          Director
William Kahn
  St. Louis, Missouri                                                         Director
LaSalle D. Leffall, Jr., M.d.
  Washington, D.C.                                                            Director
Michael A. Pelavin
  Flint, Michigan                                                             Director
Fioravante G. Perotta
  New York, New York                                                          Director
Francis H. Schott
  New York, New York                                                          Director
O. Stanley Smith, Jr.
  Columbia, South Carolina                                                    Director
Sheila M. Smythe
  Valhalla, New York                                                          Director
Elie Wiesel
  New York, New York                                                          Director

                               OFFICERS-DIRECTORS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------  ---------------------------------------------------------------------------
William J. Flynn                     Chairman of the Board
Thomas J. Moran                      President and Chief Executive Officer
Manfred Altstadt                     Senior Executive Vice President and Chief Financial Officer
Patrick A. Burns                     Senior Executive Vice President and General Counsel
Salvatore R. Curiale                 Senior Executive Vice President, Technical Operations

                                 OTHER OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------  ---------------------------------------------------------------------------
Diane M. Aramony                     Senior Vice President, Corporate Secretary and Assistant to the Chairman
Meyer Baruch                         Senior Vice President, State Compliance and Government Regulations, since
                                      July 1996; prior thereto, Assistant Chief of the Life Insurance and
                                      Companies Bureau of the New York State Insurance Department
Deborah Swinford Becker              Senior Vice President and Associate General Counsel
Nicholas A. Branchina                Senior Vice President and Associate Treasurer
William Breneisen                    Executive Vice President, Office of Technology
Jeremy J. Brown                      Executive Vice President and Chief Actuary, since April, 1997; prior thereto, Consulting Actuary with Williman & Robertson
Allen J. Bruckheimer                 Senior Vice President and Associate Treasurer
Patrick Burke                        Senior Vice President, Special Markets
Sean Carroll                         Senior Vice President, Facilities Management, since March 1998; prior thereto, Vice President
William S. Conway                    Executive Vice President, Marketing and Corporate Communications
William A. DeMilt                    Executive Vice President, Real Estate Management
Warren A. Essner                     Senior Vice President, Corporate Services
James E. Flynn                       Senior Vice President, Marketing
Michael Gallagher                    Senior Vice President, Direct Response and Technical Communications
  Boca Raton, FL
Harold J. Gannon                     Senior Vice President, Corporate Tax
Gordon Gaspard                       Senior Vice President, Technical Services
Robert Giaquinto                     Senior Vice President, MIS Operations
Thomas E. Gilliam                    Executive Vice President and Assistant to the President and Chief Executive
                                      Officer
John R. Greed                        Executive Vice President and Treasurer since May 1997; Senior Vice
                                      President and Deputy Treasurer, July 1996 to May 1997, prior thereto, partner, Arthur Andersen LLP
Thomas A. Harwood                    Senior Vice President, Competition and Asset Retention
Sandra Hersko                        Senior Vice President, Technical Administration
Edward J. T. Kenney                  Senior Vice President and Assistant to the President and Chief Executive
                                      Officer
Gregory A. Kleva, Jr.                Executive Vice President and Deputy General Counsel
Robert Kordecki                      Senior Vice President, National Accounts
Stanley M. Lenkowicz                 Senior Vice President and Deputy General Counsel
Daniel LeSaffre                      Senior Vice President, Human Resources and Training since January 1999;
                                      prior thereto, FBI
Robert W. Maull                      Senior Vice President and Corporate Actuary

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------  ---------------------------------------------------------------------------
George L. Medlin                     Executive Vice president, Internal Audit, since March 1998, prior thereto,
                                      Senior Vice President
Lynn N. Nadler                       Senior Vice President, Training--Boca
  Boca Raton, FL
Roger F. Napoleon                    Senior Vice President and Associate General Counsel
James C. Peterson                    Senior Vice President, Training--New York and Leadership Development
William Rose                         Senior Vice President, Field Operations
Dennis J. Routledge                  Senior Vice President, LAN/Telecommunications
Robert W. Ruane                      Senior Vice President, Corporate Communications and Direct Response
William G. Shannon                   Senior Vice President, Individual Financial Planning
Walter W. Siegel                     Senior Vice President and Actuary
Joan M. Squires                      Senior Vice President, Business Applications
Eldon Wonacott                       Senior Vice President, Field Administration
Raymond Yeager                       Senior Vice President, MIS Operations
  Boca Raton, FL

The business address of all officers and directors is 320 Park Avenue, New York, New York 10022, unless otherwise noted.

ITEM 27.  NUMBER OF HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

As of March 31, 1998, there were        Participants in Separate Account No. 2,
     of whom were attributable to Contracts registered under SEC File No.
2-90201;      of whom were attributable to Contracts registered under SEC File
No. 33-11023; and      of whom were attributable to Contracts registered under
SEC File No. 33-5609. [To be completed by Post-Effective Amendment]

ITEM 32.  UNDERTAKINGS
--------------------------------------------------------------------------------

The Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, the State of New York, the 1st day of March, 1999.

                                MUTUAL OF AMERICA SEPARATE
                                ACCOUNT NO. 2 (REGISTRANT)

                                MUTUAL OF AMERICA LIFE
                                INSURANCE COMPANY (DEPOSITOR)

                                By:             /s/ MANFRED ALTSTADT
                                      ----------------------------------------
                                                  Manfred Altstadt
                                        SENIOR EXECUTIVE VICE PRESIDENT AND
                                              CHIEF FINANCIAL OFFICER

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 1, 1999.

          SIGNATURE                       TITLE
------------------------------  --------------------------

              *
------------------------------  Chairman of the Board;
       William J. Flynn           Director

                                Chief Executive Officer
              *                   and
------------------------------    President; Director
       Thomas J. Moran            (Principal
                                  Executive Officer)

                                Senior Executive Vice
                                  President
     /s/ MANFRED ALTSTADT         and Chief Financial
------------------------------    Officer;
       Manfred Altstadt           Director (Principal
                                  Financial
                                  and Accounting Officer)

              *
------------------------------  Director
  Clifford L. Alexander, Jr.

                                Senior Executive Vice
              *                   President
------------------------------    and General Counsel;
       Patrick A. Burns           Director

              *
------------------------------  Director
      Patricia A. Cahill

              *                 Senior Executive Vice
------------------------------    President, Technical
     Salvatore R. Curiale         Operations; Director

              *
------------------------------  Director
    Roselyn P. Epps, M.D.

          SIGNATURE                       TITLE
------------------------------  --------------------------

              *
------------------------------  Director
       Dudley H. Hafner

              *
------------------------------  Director
    Earle H. Harbison, Jr.

              *
------------------------------  Director
    Frances R. Hesselbein

              *
------------------------------  Director
         William Kahn

              *
------------------------------  Director
LaSalle D. Leffall, Jr., M.D.

              *
------------------------------  Director
      Michael A. Pelavin

              *
------------------------------  Director
    Fioravante G. Perrotta

              *
------------------------------  Director
      Francis H. Schott

              *
------------------------------  Director
    O. Stanley Smith, Jr.

              *
------------------------------  Director
       Sheila M. Smythe

              *
------------------------------  Director
         Elie Wiesel

*By:    /s/ MANFRED ALTSTADT
      -------------------------
          Manfred Altstadt
          ATTORNEY-IN-FACT

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                            FOR THE SECTION 457 PLAN
                    VARIABLE ACCUMULATION ANNUITY CONTRACTS

                                   Issued By
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                320 Park Avenue
                            New York, New York 10022

                                  Through its
                             SEPARATE ACCOUNT NO. 2
     ---------------------------------------------------------------------

This Statement of Additional Information expands upon subjects we discuss in the current Prospectus for the Section 457 Plan variable accumulation annuity contract (CONTRACT) that we offer.

You may obtain a copy of the Prospectus, dated May 1, 1999, by calling (212) 224-1600, or writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND YOU SHOULD READ IT IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
                                                                       ---------
Distribution of the Contracts........................................          2
Calculation of Accumulation Unit Values..............................          2
Yield and Performance Information....................................          2
Safekeeping of Separate Account Assets...............................          6
State Regulation.....................................................          6
Periodic Reports.....................................................          7
Legal Proceedings....................................................          7
Legal Matters........................................................          7
Experts..............................................................          8
Additional Information...............................................          8
Financial Statements.................................................          8

--------------------------------------------------------------------------------
DATED: MAY 1, 1999

                         DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

We offer the Contracts for sale on a continuous basis through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary. We also serve as principal underwriter of the Contracts.

We are registered with the Securities and Exchange Commission ("Commission") as a broker-dealer and are a member of the National Association of Securities Dealers, Inc. All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives.
                    CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The Accumulation Unit Change Factor for each Fund of the Separate Account for any Valuation Period is:

 (a) the ratio of (i) the asset value of that Fund at the end of the current Valuation Period, before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to (ii) the asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

 (b) 1.000000 plus the component of the annual rate of mortality and expense risk, distribution expense and Separate Account administrative charges against the Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.
                       YIELD AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

Regulations adopted by the Commission require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund of the Investment Company or on its portfolio securities. This is called YIELD. The Commission also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the EFFECTIVE YIELD.

Yield and effective yield reflect our deductions from the Separate Account Fund for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Money Market Fund of the Investment Company.

From time to time, we will include quotations of the yield or performance of the Separate Account's Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

 A. YIELD is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital

                                     SAI-2
    changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

 B. EFFECTIVE YIELD is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

    Effective Yield = [(Base Period Return +1)(365/7)]-1.

The current yield of the Money Market Fund of the Separate Account for the
seven-day period ended December 31, 1998 was      %.

Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund's actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund of the Investment Company, the types and quality of portfolio securities held by the Money Market Fund of the Investment Company, and its operating expenses.

When communicating total return to current or prospective Participants, we also may compare the Money Market Fund's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

BOND FUNDS
--------------------------------------------------------------------------------

From time to time, we may include quotations of the yield of the Separate Account's Investment Company Bond Funds and Scudder Bond Fund in advertisements, sales literature or shareholder reports. Yield is computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per Accumulation Unit basis, for a recent one month or 30-day period and dividing that amount by the unit value of the Fund at the end of the period.

FUNDS OTHER THAN MONEY MARKET
--------------------------------------------------------------------------------

From time to time, we may include quotations of a Fund's TOTAL RETURN in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

 A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Fund is given. Total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annual compounded rates of return of a

                                     SAI-3
    hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

    T = (ERV/P)(1/n) - 1

Where:

    P = a hypothetical initial payment of $1,000
    T = average annual total return
    n = number of years
    ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

B.CUMULATIVE TOTAL RETURN is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the value of a Fund's unit values and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

    C = (ERV/P) - 1.

Where:

    C = Cumulative Total Return
    P = hypothetical initial payment of $1,000
    ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                          AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIODS ENDED DECEMBER 31, 1998

                                                                                                   LIFE OF      INCEPTION
FUND                                                       ONE YEAR    FIVE YEARS    TEN YEARS      FUND          DATE
--------------------------------------------------------  -----------  -----------  -----------  -----------  -------------
Investment Company Equity Index.........................                                   N/A                    02/05/93
Investment Company All America..........................                                     %                    01/01/85
Investment Company Aggressive Equity....................                      N/A          N/A                    05/02/94
Investment Company Composite............................                                     %                    01/01/85
Investment Company Bond.................................                                     %                    01/01/85
Investment Company Mid-Term Bond........................                        %          N/A                    02/05/93
Investment Company Short-Term Bond......................                        %          N/A                    02/05/93
Scudder Capital Growth..................................                                     %                    07/16/85
Scudder Bond............................................                                     %                    07/16/85
Scudder International...................................                                     %                    05/01/87
Fidelity VIP Equity-Income..............................                                     %                    10/09/86
Fidelity VIP II Contra..................................                      N/A          N/A                    01/03/95
Fidelity VIP II Asset Manager...........................                                     %                    09/06/89
Calvert Social Balanced.................................                                     %                    09/02/86
American Century VP Capital Appreciation................                                                          11/20/87

                                     SAI-4

                            CUMULATIVE TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 1998

                                                                                                   LIFE OF      INCEPTION
FUND                                                       ONE YEAR    FIVE YEARS    TEN YEARS      FUND          DATE
--------------------------------------------------------  -----------  -----------  -----------  -----------  -------------
Investment Company Equity Index.........................                                   N/A                    02/05/93
Investment Company All America..........................                                     %                    01/01/85
Investment Company Aggressive Equity....................                      N/A          N/A                    05/02/94
Investment Company Composite............................                                     %                    01/01/85
Investment Company Bond.................................                                     %                    01/01/85
Investment Company Mid-Term Bond........................                        %          N/A                    02/05/93
Investment Company Short-Term Bond......................                        %          N/A                    02/05/93
Scudder Capital Growth..................................                                     %                    07/16/85
Scudder Bond............................................                                     %                    07/16/85
Scudder International...................................                                     %                    05/01/87
Fidelity VIP Equity-Income..............................                                     %                    10/09/86
Fidelity VIP II Contra..................................                      N/A          N/A                    01/03/95
Fidelity VIP II Asset Manager...........................                                     %                    09/06/89
Calvert Social Balanced.................................                                     %                    09/02/86
American Century VP Capital Appreciation................                                                          11/20/87

The returns for the All America Fund (previously called the "Stock Fund") prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The commencement dates for the Funds reflect the commencement dates for the Underlying Funds. In the tables, we have deducted Separate Account charges for Underlying Funds that commenced operations prior to the commencement of operations of the corresponding Fund of the Separate Account. The Mid-Cap Equity Index Fund is not included in the tables because it commenced operations on May 1, 1999.

The above figures for the Money Market and other Funds, both for average annual total return and cumulative total return, reflect charges made to the Separate Account, including a monthly service charge. In the above table, we deducted the $2.00 monthly contract fee from each Separate Account Fund, calculated as a cost per $1,000 based on the average Account Balance for all of our individually allocated contracts. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant's actual allocation of Account Balance.

If you have Account Balance in the General Account, the monthly contract fee would be deducted from the General Account, not any Separate Account Fund. Accordingly, the illustration of your Account Balance held in any of the Funds of the Separate Account would experience a higher total return than shown above. If you do not have Account Balance allocated to the General Account, but you do have Account Balance allocated to more than one Fund of the Separate Account, the fee would only be deducted from one of the Funds so that an illustration of total return figures of the other Funds would be higher than shown above and the Separate Account Fund from which the fee was deducted would illustrate a lower total return than shown above. If you do not have Account Balance in the General Account, but have allocated Account Balance only to one Fund of the Separate Account, then after deduction of the monthly contract fee, an illustration of such a total return figure would be lower than that shown above.

                                     SAI-5

If you do not have any Account Balance in the General Account, we will deduct the $2.00 monthly charge from your Account Balance allocated to one or more of the Separate Account Funds, in the following order: (a) Investment Company Money Market Fund, (b) Investment Company Short-Term Bond Fund, (c) Investment Company Mid-Term Bond Fund, (d) Investment Company Bond Fund, (e) Scudder Bond Fund, (f) Investment Company Composite Fund, (g) Fidelity VIP II Asset Manager Fund, (h) Calvert Social Balanced Fund, (i) Fidelity VIP Equity-Income Fund, (j) Investment Company All America Fund, (k) Investment Company Equity Index Fund,
(l) Mid-Cap Equity Index Fund, (m) Investment Company Mid-Cap Equity Index Fund,
(n) Fidelity VIP II Contra Fund, (o) Investment Company Aggressive Equity Fund,
(p) Scudder Capital Growth Fund, (q) Scudder International Fund, and (r) American Century VP Capital Appreciation Fund.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Fund. Total return and yield for a Fund will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Participants, we also may compare a Fund's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.
                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS
--------------------------------------------------------------------------------

We hold title to the Separate Account's assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Separate Account Funds.
                                STATE REGULATION
--------------------------------------------------------------------------------

We are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which we does business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for

                                     SAI-6
verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.
                                PERIODIC REPORTS
--------------------------------------------------------------------------------

Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1) Amounts added to your Account Balance, which will be Deferred Compensation deposits under 457 Contracts or Contributions under Thrift, IRA, FPA and TDA Contracts made by you or on your behalf, including

   -  the allocation of contributed amounts to the Separate and General
      Accounts;

   - the date Deferred Compensation was deducted from your salary or the Contribution was made; and

   -  the date the amount was credited to your account.

(2) Interest accrued on amounts allocated for you to the General Account.

(3) The number and dollar value of Accumulation Units credited to you in each Fund of the Separate Account; and

(4) The total amounts of all withdrawals and transfers from the General Account and each Fund.

We have advised Employers that they should remit your Contributions to us within seven days of the date the Contribution was withheld from your pay.

The statement we send to you also will specify your Account Balance available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.
                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

We are engaged in litigation of various kinds, which in our judgment is not of material importance in relation to our total assets. There are no legal proceedings pending to which the Separate Account is a party.
                                 LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts, have been passed upon by Patrick A. Burns, Senior Executive Vice President and General Counsel of Mutual of America. Legal matters relating to Federal securities laws have been passed upon by Stanley M. Lenkowicz, Senior Vice President and Deputy General Counsel of Mutual of America.

                                     SAI-7

                                    EXPERTS
--------------------------------------------------------------------------------

Arthur Andersen LLP, our independent public accountants, have audited the financial statements included in this Statement of Additional Information, as indicated in their reports relating to the statements. We have included the reports of Arthur Andersen LLP in reliance upon the authority of the firm as experts in giving such reports.
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

We have filed with the Commission a registration statement under the Securities Act of 1933, as amended, concerning to the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission.
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

When you allocate Account Balance to the Separate Account Funds, the value of the Account Balance in those Funds is impacted primarily by the investment results of the Underlying Fund(s). Financial Statements of the Separate Account for 1998 are included as follows:

Financial Statements of the Separate Account for 1998 are included as follows:

Statement of Assets and Liabilities................................
Statement of Operations............................................
Statements of Changes in Net Assets................................
Notes to Financial Statements......................................
Report of Independent Public Accountants...........................

You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Financial Statements of Mutual of America for 1998 are included as follows:

Report of Independent Public Accountants...........................      SAI-9
Consolidated Statements of Financial Condition.....................     SAI-10
Consolidated Statements of Operations and Surplus..................     SAI-11
Consolidated Statements of Cash Flows..............................     SAI-12
Notes to Consolidated Financial Statements.........................     SAI-13

                                     SAI-8